Business combinations - Schedule of Proforma Information of PRA Health Sciences Inc Acquisition (Details) - PRA Health Sciences, Inc - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Revenue	$ 3,836,957	$ 3,710,527
Net income (loss)	$ 227,704	$ (183,780)